PROPERTY, PLANT AND EQUIPMENT ("PP&E") (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Cost	11,571,025	10,741,510
Accumulated Depletion and Depreciation	9,129,671	8,403,715
Property, plant and equipment	2,441,354	2,337,795
Oil and natural gas properties
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Cost	11,481,207	10,658,923
Accumulated Depletion and Depreciation	9,061,063	8,343,324
Property, plant and equipment	2,420,144	2,315,599
Other capital assets
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Cost	89,818	82,587
Accumulated Depletion and Depreciation	68,608	60,391
Property, plant and equipment	21,210	22,196